LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LEASES
Schedule of right of use assets

The condensed consolidated balance sheets include the following amounts for right of use (“ROU”) assets as of September 30, 2021 and December 31, 2020 (stated in thousands):

	September 30,	December 31,
	2021	2020
Operating	$—	$124
Finance	877	608
Total	$877	$732

The consolidated balance sheets include the following amounts for ROU assets as of December 31, 2020 and 2019 (stated in thousands):

	2020	2019
Operating	$124	$196
Finance	608	466
Total	$732	$662

Schedule of components of lease cost

The following are the components of lease cost for operating and finance leases (stated in thousands):

	Nine Months Ended September 30,
	2021	2020
Lease cost:
Operating leases	$227	$159
Finance leases:
Amortization of ROU assets	372	398
Interest on lease liabilities	69	60
Total finance lease cost	441	458
Total lease cost	$668	$617

The following are the components of lease cost for operating and finance leases (stated in thousands):

	Years Ended December 31,
	2020	2019
Lease Cost:
Operating leases	$212	$63
Finance leases:
Amortization of ROU assets	371	307
Interest on lease liabilities	64	91
Total finance lease cost	435	398
Total lease cost	$647	$461

Schedule of weighted average lease terms and discount rates for operating and finance leases

	As of	As of
	September 30, 2021	December 31, 2020
Weighted average remaining lease term (years):
Operating leases	—	0.5
Finance leases	3.1	3.3
Weighted average discount rate:
Operating leases	—	6.9
Finance leases	8.1	7.9

	As of
	December 31, 2020
Weighted average remaining lease term:
Operating leases	0.5	years
Finance leases	3.3	years
Weighted average discount rate:
Operating leases	6.9%
Finance leases	7.9%

Schedule of future minimum lease payments and related lease liabilities of operating leases

Future minimum lease payments and related lease liabilities as of September 30, 2021 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
Remainder 2021	$—	$167	$167
2022	—	620	620
2023	—	306	306
2024	—	239	239
2025	—	148	148
Thereafter	—	23	23
Total lease payments	—	1,503	1,503
Less: imputed interest	—	(174)	(174)
Present value of lease liabilities	—	1,329	1,329
Less: current portion of lease liabilities	—	579	579
Noncurrent lease liabilities	$—	$750	$750

Future minimum lease payments and related lease liabilities as of December 31, 2020 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2021	$127	$469	$596
2022	—	445	445
2023	—	177	177
2024	—	131	131
2025	—	95	95
Thereafter	—	14	14
Total lease payments	127	1,331	1,458
Less: imputed interest	(3)	(162)	(165)
Present value of lease liabilities	$124	$1,169	$1,293
Less: current portion of lease liabilities	124	397	521
Noncurrent lease liabilities	$—	$772	$772

Schedule of future minimum lease payments and related lease liabilities of financing leases

Future minimum lease payments and related lease liabilities as of September 30, 2021 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
Remainder 2021	$—	$167	$167
2022	—	620	620
2023	—	306	306
2024	—	239	239
2025	—	148	148
Thereafter	—	23	23
Total lease payments	—	1,503	1,503
Less: imputed interest	—	(174)	(174)
Present value of lease liabilities	—	1,329	1,329
Less: current portion of lease liabilities	—	579	579
Noncurrent lease liabilities	$—	$750	$750

Capital
Lease
Liabilities
2019	$274
2020	235
2021	153
2022	29
2023	—
Thereafter	—
Total lease payments	691
Less: imputed interest	(104)
Present value of lease liabilities	587
Less: current portion of lease liabilities	(206)
Noncurrent lease liabilities	$381